Shareholders’ Equity (Details) - Schedule of Restricted Shares Units - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of non-controlling interest [Abstract]
Number of restricted share units outstanding,beginning balance (in Shares)	2,500,650
Weighted average grant date fair value, beginning balance	$ 2
Aggregate intrinsic value, beginning balance (in Dollars)	$ 6,826,775
Number of restricted share units outstanding, Granted (in Shares)		3,334,200
Weighted average grant date fair value, Granted		$ 2
Aggregate intrinsic value, Granted
Number of restricted share units outstanding, Vested (in Shares)	(779,800)	(833,550)
Weighted average grant date fair value, Vested	$ 2	$ 2
Aggregate intrinsic value, Vested
Number of restricted share units outstanding, Forfeited (in Shares)	(228,750)
Weighted average grant date fair value, Forfeited	$ 2
Number of restricted share units outstanding, ending balance (in Shares)	1,492,100	2,500,650
Weighted average grant date fair value, ending balance	$ 2	$ 2
Aggregate intrinsic value, ending balance (in Dollars)	$ 1,611,468	$ 6,826,775